Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended			12 Months Ended
	Aug. 30, 2021	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Exercise of warrants					6,803,085
Remeasurement of warrant liabilities (in Dollars)				$ 39,393
Public warrants (in Dollars)				26,399
Warrant outstanding
Price adjustment shares	5,000,000
Ordinary share price (in Dollars per share)		$ 30
Business combination anniversary year	5 years
Price adjustment shares			15,000,000
Remeasurement expense (in Dollars)				81,026
Restricted sponsor shares (in Dollars)				27,983
Remeasurement of price adjustment shares liability (in Dollars)				(53,043)
Remains unvested shares		1,500,000
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise of warrants					9,666,667
Exercised warrants					3,306,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise of warrants					19,999,449
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Remeasurement of warrant liabilities (in Dollars)				39,393
Private warrants (in Dollars)				12,994
Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted sponsor shares	7,500,000
Price adjustment shares	15,000,000
Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted sponsor shares			6,000,000
Restricted sponsor shares (in Dollars)				27,983
Price Adjustment Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Remeasurement of price adjustment shares liability (in Dollars)				$ 53,043
Share-Based Payment Arrangement, Tranche One [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	3,000,000
Ordinary share price (in Dollars per share)	$ 12.5
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)			$ 12.5
Share-Based Payment Arrangement, Tranche Two [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	3,000,000
Ordinary share price (in Dollars per share)	$ 15
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)			15
Share-Based Payment Arrangement, Tranche Three [Member]
Summary of Significant Accounting Policies [Line Items]
Price adjustment shares	1,500,000
Ordinary share price (in Dollars per share)	$ 30
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Sponsor Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price per share (in Dollars per share)			$ 17.5
Share-Based Payment Arrangement, Threshold One [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	12.5
Share-Based Payment Arrangement, Threshold Two [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	15
Share-Based Payment Arrangement, Threshold Three [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share price (in Dollars per share)	$ 17.5